Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.2%
BHP Group Ltd., ADR (A)	408,676	$ 22,493,527
BHP Group Ltd.	519,000	14,202,620
Lendlease Corp. Ltd. (A)	3,499,300	25,351,159
Macquarie Group Ltd.	451,800	57,822,886
Santos Ltd.	12,492,800	64,942,320
Woodside Energy Group Ltd.	755,578	17,061,313

		201,873,825

Austria - 0.2%
ams-OSRAM AG (B)	899,500	7,424,971

Belgium - 2.8%
Anheuser-Busch InBev SA (A)	1,267,300	67,886,465
Groupe Bruxelles Lambert SA	360,320	31,893,751
KBC Group NV	669,700	35,076,852

		134,857,068

Canada - 0.6%
TFI International, Inc. (A)	299,500	29,913,748

China - 0.0% (C)
JD.com, Inc., Class A	1,033	30,817
Tencent Holdings Ltd.	21,700	838,679

		869,496

Finland - 1.2%
Nokia OYJ	11,345,700	59,094,985

France - 9.8%
Air Liquide SA	6,210	853,765
Amundi SA (A) (D)	562,900	30,562,546
Capgemini SE	266,752	50,879,430
Cie de Saint-Gobain	504,037	23,503,154
Dassault Aviation SA	155,960	22,305,808
Engie SA	7,223,700	89,374,057
Rexel SA	1,320,517	23,468,813
Sanofi	789,201	78,425,682
TotalEnergies SE	1,181,500	60,347,894
Ubisoft Entertainment SA (B)	507,600	21,610,769
Veolia Environnement SA	2,790,123	69,783,322

		471,115,240

Germany - 9.9%
Allianz SE	163,402	29,674,798
BASF SE	983,600	43,834,305
Bayer AG	459,752	26,817,443
Continental AG	10,442	743,900
Deutsche Boerse AG	340,682	59,471,255
Deutsche Post AG	1,554,401	62,082,562
Fresenius SE & Co. KGaA	902,400	23,091,474
HeidelbergCement AG	960,735	48,936,959
Infineon Technologies AG	1,668,127	45,747,491
SAP SE	642,047	59,885,462
Siemens AG	532,295	59,374,293
Talanx AG (B)	443,584	16,193,358

		475,853,300

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.3%
CK Asset Holdings Ltd.	5,452,400	$ 38,601,504
CK Hutchison Holdings Ltd.	11,115,900	73,734,841

		112,336,345

Ireland - 3.8%
AerCap Holdings NV (B)	916,400	41,109,704
AIB Group PLC (A)	14,157,400	32,203,091
DCC PLC	778,631	50,836,278
Ryanair Holdings PLC, ADR (B)	58,172	4,246,556
Smurfit Kappa Group PLC	1,509,615	54,719,615

		183,115,244

Israel - 0.9%
Check Point Software Technologies Ltd. (B)	342,100	42,625,660

Italy - 0.4%
Enel SpA	236,781	1,193,675
Prysmian SpA	563,322	17,911,891

		19,105,566

Japan - 20.1%
Astellas Pharma, Inc.	3,712,600	58,144,457
Denka Co. Ltd.	778,380	20,182,300
Denso Corp.	19,500	1,066,554
FANUC Corp.	260,200	44,874,212
Fujitsu Ltd.	323,960	43,430,838
Hitachi Ltd.	1,224,180	61,977,840
Kirin Holdings Co. Ltd.	2,231,800	36,709,428
Kyocera Corp.	1,018,100	56,595,025
Nintendo Co. Ltd.	134,000	59,921,189
Olympus Corp.	1,671,000	35,763,001
ORIX Corp.	3,873,500	69,032,817
Rakuten Group, Inc. (A)	6,478,500	32,117,404
SBI Holdings, Inc.	1,995,600	40,485,590
Sega Sammy Holdings, Inc.	1,331,700	22,869,711
Seven & i Holdings Co. Ltd.	1,938,700	79,021,814
Sony Group Corp.	1,331,100	112,914,429
Square Enix Holdings Co. Ltd.	660,000	30,623,861
Sumitomo Mitsui Financial Group, Inc. (A)	1,844,000	57,850,134
Toshiba Corp.	1,075,050	43,612,116
Toyota Industries Corp.	1,052,900	64,110,503

		971,303,223

Luxembourg - 0.8%
ArcelorMittal SA	1,630,035	40,219,375

Netherlands - 3.9%
ASML Holding NV (A)	94,000	54,027,240
EXOR NV	228,900	16,099,092
Heineken Holding NV (A)	668,985	52,862,363
Koninklijke Philips NV	835,734	17,296,559
NXP Semiconductors NV	250,600	46,080,328

		186,365,582

Norway - 2.1%
DNB Bank ASA	2,117,900	41,777,204
Lundin Energy AB (A) (B) (E)	649,899	22,581,622
Mowi ASA	1,607,000	37,081,666

		101,440,492

Republic of Korea - 1.5%
E-MART, Inc.	3,672	320,014
KB Financial Group, Inc.	25,031	930,951

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
LG Corp.	11,149	$ 695,873
Samsung Electronics Co. Ltd.	1,534,119	72,617,740

		74,564,578

Singapore - 1.4%
DBS Group Holdings Ltd.	2,973,300	67,845,790
Oversea-Chinese Banking Corp. Ltd.	116,900	990,692

		68,836,482

Sweden - 2.3%
Essity AB, Class B	1,605,800	40,875,761
Husqvarna AB, B Shares	1,108,800	8,836,838
Investor AB, B Shares	1,665,188	31,075,271
Swedbank AB, A Shares	70,960	982,807
Volvo AB, B Shares	1,734,437	31,140,121

		112,910,798

Switzerland - 12.1%
ABB Ltd.	1,946,400	59,169,781
Alcon, Inc.	190,173	14,967,391
Cie Financiere Richemont SA, Class A	412,900	49,786,450
Glencore PLC	7,404,900	41,968,744
Nestle SA	1,016,464	124,544,561
Novartis AG	955,615	82,115,643
Roche Holding AG	274,761	91,221,893
Siemens Energy AG (B)	1,804,797	29,991,190
UBS Group AG	5,697,974	93,106,733

		586,872,386

United Kingdom - 18.9%
Ashtead Group PLC	803,400	45,223,152
Aviva PLC	6,464,712	31,307,459
Barratt Developments PLC	3,156,742	19,356,180
BP PLC	11,093,200	54,293,001
British Land Co. PLC, REIT	1,514,200	9,104,486
Bunzl PLC	981,248	36,826,875
Burberry Group PLC	612,300	13,460,533
CNH Industrial NV	3,253,000	41,907,285
Entain PLC (B)	1,249,600	18,387,929
GSK PLC	2,482,180	52,151,105
Haleon PLC (B)	2,687,600	9,550,494
Imperial Brands PLC	822,994	18,069,928
Inchcape PLC	2,213,496	22,655,523
Informa PLC (B)	4,633,651	33,698,892
Kingfisher PLC	13,391,600	42,369,292
Liberty Global PLC, Class C (B)	1,873,900	42,893,571
Linde PLC	169,000	51,038,000
Lloyds Banking Group PLC	100,724,454	55,766,909
Melrose Industries PLC	16,417,220	32,316,624
Persimmon PLC	1,162,100	26,805,243
Reckitt Benckiser Group PLC	889,100	72,119,110
Smith & Nephew PLC	3,432,800	44,012,457
Tesco PLC	18,774,232	60,211,507
Unilever PLC	1,636,514	79,702,957

		913,228,512

United States - 0.0% (C)
Amazon.com, Inc. (B)	6,160	831,292

Total Common Stocks (Cost $4,661,461,534)		4,794,758,168

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (F)	24,098,236	$ 24,098,236

Total Other Investment Company (Cost $24,098,236)		24,098,236

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.65% (F), dated 07/29/2022, to be repurchased at $3,399,270 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $3,467,117.	$ 3,399,086	3,399,086

Total Repurchase Agreement (Cost $3,399,086)		3,399,086

Total Investments (Cost $4,688,958,856)		4,822,255,490
Net Other Assets (Liabilities) - 0.2%		11,184,078

Net Assets - 100.0%		$ 4,833,439,568

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Pharmaceuticals	8.1%		$388,876,223
Industrial Conglomerates	6.7		322,547,865
Banks	6.1		293,424,430
Capital Markets	5.8		281,449,010
Oil, Gas & Consumable Fuels	4.5		219,226,150
Machinery	4.0		190,868,959
Food Products	3.3		161,626,227
Multi-Utilities	3.3		159,157,379
Household Durables	3.3		159,075,852
Beverages	3.3		157,458,256
Semiconductors & Semiconductor Equipment	3.2		153,280,030
Diversified Financial Services	3.1		148,100,931
Food & Staples Retailing	2.9		139,553,335
Metals & Mining	2.5		118,884,266
Chemicals	2.4		115,908,370
Household Products	2.3		112,994,871
Entertainment	2.3		112,155,819
Health Care Equipment & Supplies	2.3		112,039,408
Electrical Equipment	2.2		107,072,862
Software	2.1		102,511,122
Trading Companies & Distributors	2.1		101,405,392
IT Services	2.0		94,310,268
Personal Products	1.8		89,253,451
Insurance	1.6		77,175,615
Technology Hardware, Storage & Peripherals	1.5		72,617,740
Real Estate Management & Development	1.3		63,952,663
Textiles, Apparel & Luxury Goods	1.3		63,246,983
Air Freight & Logistics	1.3		62,082,562
Communications Equipment	1.2		59,094,985
Electronic Equipment, Instruments & Components	1.2		56,595,025
Containers & Packaging	1.1		54,719,615
Construction Materials	1.0		48,936,959
Commercial Services & Supplies	0.9		45,223,152
Diversified Telecommunication Services	0.9		42,893,571
Specialty Retail	0.9		42,369,292
Media	0.7		33,698,892
Internet & Direct Marketing Retail	0.7		32,979,513
Road & Rail	0.6		29,913,748
Building Products	0.5		23,503,154
Health Care Providers & Services	0.5		23,091,474
Leisure Products	0.5		22,869,711
Distributors	0.5		22,655,523
Aerospace & Defense	0.5		22,305,808
Hotels, Restaurants & Leisure	0.4		18,387,929
Tobacco	0.4		18,069,928
Equity Real Estate Investment Trusts	0.2		9,104,486
Airlines	0.1		4,246,556
Auto Components	0.0	(C)	1,810,454
Electric Utilities	0.0	(C)	1,193,675
Interactive Media & Services	0.0	(C)	838,679

Investments	99.4		4,794,758,168
Short-Term Investments	0.6		27,497,322

Total Investments	100.0%		$4,822,255,490

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$281,232,386	$4,513,525,782	$—	$4,794,758,168
Other Investment Company	24,098,236	—	—	24,098,236
Repurchase Agreement	—	3,399,086	—	3,399,086

Total Investments	$305,330,622	$4,516,924,868	$—	$4,822,255,490

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $65,371,117, collateralized by cash collateral of $24,098,236 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $44,011,224. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of the 144A security is $30,562,546, representing 0.6% of the Fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the value of the security is $22,581,622, representing 0.5% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Equity (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5